Note 12 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31
	2017	2016	2015

Cayman Islands	$(7,371)	$(4,156)	$(19,183)
Foreign	2,236	2,228	2,728

	$(5,135)	$(1,928)	$(16,455)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31
	2017	2016	2015

Current	$970	$2,289	$2,651
Deferred	40	(1,231)	1,989

Income tax expense	$1,010	$1,058	$4,640

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31
	2017	2016	2015

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	414	449	675
Changes in deferred income tax assets and liabilities	(546)	(1,249)	1,976
Adjustments to prior years’ taxes	12	33	20
Changes in valuation allowances for deferred income tax assets	586	18	13
Withholding taxes on repatriation of subsidiary profits	298	1,669	1,757
Other	246	138	199

	$1,010	$1,058	$4,640

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	2017	2016
Deferred income tax assets
Research and development credits	$6,637	$5,979
Net operating loss carryforwards	82	161
Depreciation and amortization	169	269
Accrued vacation and other expenses	68	25
	6,956	6,434
Valuation allowance	(6,836)	(6,250)

Total net deferred income tax assets	$120	$184

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$906	$920
Unrealized foreign exchanges	-	10

	$906	$930